STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation expense:
Stock-based compensation expense	$ 12,930	$ 13,060	$ 10,341
Stock option plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,890	3,350	3,297
Restricted Stock Plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	10,040	9,710	7,044
Cost of goods sold [Member]
Stock-based compensation expense:
Stock-based compensation expense	167	491	461
Sales and marketing [Member]
Stock-based compensation expense:
Stock-based compensation expense	3,750	2,784	2,503
Research and development [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,752	2,274	2,038
Administration [Member]
Stock-based compensation expense:
Stock-based compensation expense	$ 6,261	$ 7,511	$ 5,339